Related party transactions - Schedule of Share Based Earnouts to Key Management Personnel (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of transactions between related parties [line items]
Post-employment benefits (pensions)	$ 1,164,713	$ 551,557	$ 3,415,755	$ 551,557
Stock options
Disclosure of transactions between related parties [line items]
Post-employment benefits (pensions)	843,185	551,557	1,770,102	551,557
Restricted stock units
Disclosure of transactions between related parties [line items]
Post-employment benefits (pensions)	$ 321,528	$ 0	$ 1,645,653	$ 0